Analysis of changes in shareholders' equity related to components of the other comprehensive income (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Hedging instruments	€ 317		€ 144
Change in actuarial gains and losses	59	€ (13)	(62)
Translation adjustment gains and losses	200	(414)	€ 78
Change in assets available at fair value		€ 94
Parent [member]
Hedging instruments	€ 319